Document and Entity Information	Sep. 15, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	ALPHA HEALTHCARE ACQUISITION CORP III
Amendment Flag	false
Entity Central Index Key	0001842939
Document Type	8-K
Document Period End Date	Sep. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40228
Entity Tax Identification Number	86-1645738
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	494-3296
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class Acommon stock, $0.0001 par value, andone-fourth of a redeemable Warrant to acquireone share of Class A
Trading Symbol	ALPAU
Security Exchange Name	NASDAQ
Class 160 A 160common 160stock 1600.0001160par 160value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	ALPA
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants to acquire one share ofClass A common stock included as part of theUnits
Trading Symbol	ALPAW
Security Exchange Name	NASDAQ